Fixed Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Fixed Assets

Fixed assets consist of the following at September 30, 2017 and December 31, 2016:

	September 30, 2017	December 31, 2016
Production equipment	$15,182	$1,938,532
Office equipment	-	32,769
	15,182	1,971,301
Less accumulated depreciation	(15,182)	(1,969,828)
	$-	$1,473

Fixed assets consist of the following at December 31, 2016 and 2015:

	December 31, 2016	December 31, 2015
Production equipment	$15,182	$1,938,532
Building	-	446,772
Leasehold improvements	-	3,235
Office equipment	14,594	32,769
	29,776	2,421,308
Less accumulated depreciation	(28,303)	(2,416,888)
	$1,473	$4,420